Segment Information	12 Months Ended
May 31, 2014
Segment Information

NOTE Q — SEGMENT INFORMATION

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into two reportable segments: the industrial reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate several operating segments that consist of individual groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our seven operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief executive officer in determining how to allocate the assets of the company and evaluate performance. These seven operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. This reportable segment comprises four separate operating segments — Tremco Group, Tremco illbruck Group, Performance Coatings Group and RPM2-Industrial Group. Products and services within this reportable segment include construction chemicals; roofing systems; weatherproofing and other sealants; polymer flooring; edible coatings and specialty glazes for pharmaceutical, cosmetic and food industries; and other specialty chemicals.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe. Consumer segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and to other smaller customers through distributors. This reportable segment comprises three operating segments — DAP Group, RPM2-Consumer Group and Rust-Oleum Group. Products within this reportable segment include specialty, hobby and professional paints; nail care enamels; caulks; adhesives; silicone sealants and wood stains. Sales to the Home Depot represented less than 10% of our consolidated net sales for fiscal 2012 and 2013; 11% of our consolidated net sales for fiscal 2014; and 29%, 28% and 28% of our consumer segment net sales for 2014, 2013 and 2012, respectively.

In addition to our two reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with either reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, interest expense and earnings before interest and taxes; as well as identifiable assets, capital expenditures and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2014	2013	2012
(In thousands)
Net Sales
Industrial	$2,769,657	$2,635,976	$2,535,238
Consumer	1,606,696	1,442,679	1,242,178

Total	$4,376,353	$4,078,655	$3,777,416

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$295,751	$164,578	$278,676
Interest (Expense), Net (b)	(10,227)	(10,318)	(3,770)

EBIT (c)	$305,978	$174,896	$282,446

Consumer
Income Before Income Taxes (a)	$251,229	$190,611	$160,099
Interest (Expense), Net (b)	122	(10)	18

EBIT (c)	$251,107	$190,621	$160,081

Corporate/Other
(Expense) Before Income Taxes (a)	$(122,493)	$(178,298)	$(110,486)
Interest (Expense), Net (b)	(55,131)	(63,340)	(64,107)

EBIT (c)	$(67,362)	$(114,958)	$(46,379)

Consolidated
Income Before Income Taxes (a)	$424,487	$176,891	$328,289
Interest (Expense), Net (b)	(65,236)	(73,668)	(67,859)

EBIT (c)	$489,723	$250,559	$396,148

Identifiable Assets
Industrial	$2,507,257	$2,461,163	$2,195,702
Consumer	1,648,272	1,584,336	1,184,609
Corporate/Other	222,836	75,348	181,502

Total	$4,378,365	$4,120,847	$3,561,813

Capital Expenditures
Industrial	$54,556	$50,025	$47,529
Consumer	35,391	35,081	17,156
Corporate/Other	3,845	6,261	6,930

Total	$93,792	$91,367	$71,615

Depreciation and Amortization
Industrial	$53,670	$53,549	$48,701
Consumer	31,378	28,624	23,656
Corporate/Other	5,021	4,163	3,666

Total	$90,069	$86,336	$76,023

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2014	2013	2012
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,581,208	$2,404,835	$2,219,680

Foreign
Canada	342,312	350,579	346,238
Europe	1,031,686	908,139	919,124
Other Foreign	421,147	415,102	292,374

Total Foreign	1,795,145	1,673,820	1,557,736

Total	$4,376,353	$4,078,655	$3,777,416

Long-Lived Assets (b)
United States	$1,374,340	$1,311,640	$1,124,403

Foreign
Canada	125,401	126,172	128,392
Europe	340,146	340,592	315,228
United Kingdom	259,829	237,124	192,155
Other Foreign	208,411	213,726	64,316

Total Foreign	933,787	917,614	700,091

Total	$2,308,127	$2,229,254	$1,824,494

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.